Subsequent Event (Details) CAD in Millions, $ in Millions			1 Months Ended
	Jan. 22, 2016 CAD	Jan. 22, 2016 USD ($)	Oct. 31, 2013 USD ($)
Subsequent Event [Line Items]
Purchase price			$ 2.5
Clean Earth Holdings | Northern International, Inc. | Subsequent Event
Subsequent Event [Line Items]
Purchase price	CAD 52.3	$ 35.8
Loans provided by company		$ 37.0
Clean Earth Holdings | Earn-Out Payable | Northern International, Inc. | Subsequent Event
Subsequent Event [Line Items]
Potential earn-out payable period (years)	2 years	2 years
Potential earn-out payable, amount	CAD 2.5	$ 1.8